Vessels, net (Table) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Property, Plant and Equipment [Line Items]
Balance beginning of period	$ 853,190
Additions	1,385
Depreciation	(15,739)	$ (15,725)
Balance end of period	838,836
Vessel Cost [Member]
Property, Plant and Equipment [Line Items]
Balance beginning of period	1,167,909
Additions	1,385
Depreciation	0
Balance end of period	1,169,294
Accumulated Depreciation [Member]
Property, Plant and Equipment [Line Items]
Balance beginning of period	(314,719)
Additions	0
Depreciation	(15,739)
Balance end of period	(330,458)
Net Book Value [Member]
Property, Plant and Equipment [Line Items]
Balance beginning of period	853,190
Additions	1,385
Depreciation	(15,739)
Balance end of period	$ 838,836